Non-Controlling Interests	12 Months Ended
Jun. 30, 2019
Interests in other entities [Abstract]
Non-Controlling Interests
Non-Controlling Interests

Accounting Policy

Non-controlling interests (“NCI”) are recognized either at fair value or at the NCI’s proportionate share of the acquiree’s net assets, determined on an acquisition-by-acquisition basis. For each acquisition, the excess of total consideration, the fair value of previously held equity interests held prior to obtaining control and the NCI in the acquiree, over the fair value of the identifiable net asset acquired, is recorded as goodwill.

The following table presents the summarized financial information for Hempco and Aurora Nordic, the Company’s subsidiaries which have NCI’s. This information represents amounts before intercompany eliminations.

June 30, 2019
$
Current assets	13,680
Non-current assets	48,256
Current liabilities	(8,968)
Non-current liabilities	(62,087)
Revenues for the year ended	2,290
Net loss for the year ended	(14,526)

The net change in non-controlling interests is as follows:

Total
$
Balance, June 30, 2018	4,562
Contribution from NCI	5,854
Change in ownership interest	1,081
Share of loss for the period	(7,087)
Balance, June 30, 2019	4,410

As of June 30, 2019, the Company held a 51% ownership interest in each of Hempco and Aurora Nordic, with $2.1 million and $2.3 million NCI balances, respectively.